Derivative Instruments and Accounting Hedges (Details) - Schedule of bank's portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cross currency swap [member] | Fair value hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	$ 5,031	$ 8,166
Fair value assets - hedging
Fair value liabilities - hedging	1,646	2,547
Derivatives held-for-trading purposes
Notional amount	5,031	8,166
Interest rate swap [member]
Derivatives held-for-trading purposes
Notional amount - trading	44,189,444	61,411,254
Fair value assets - trading	1,167,416	888,581
Fair value liabilities - trading	1,189,828	886,963
Interest rate swap [member] | Fair value hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	29,508	86,317
Fair value assets - hedging		32
Fair value liabilities - hedging	4,873	6,739
Derivatives held-for-trading purposes
Notional amount	29,508	86,317
Derivatives [member]
Derivatives held-for-trading purposes
Notional amount - trading	84,963,153	114,823,568
Fair value assets - trading	2,566,942	2,724,621
Fair value liabilities - trading	2,769,962	2,774,692
Notional amount	86,215,149	116,099,933
Fair value assets	2,618,004	2,786,215
Fair value liabilities	2,841,653	2,818,421
Derivatives [member] | Fair value hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	34,539	94,483
Fair value assets - hedging		32
Fair value liabilities - hedging	6,519	9,286
Derivatives [member] | Cash flow hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	1,217,457	1,181,882
Fair value assets - hedging	51,062	61,562
Fair value liabilities - hedging	65,172	34,443
Interest rate swap and cross currency swap [member] | Cash flow hedges [member]
Derivatives held for hedging of fair value
Notional amount - hedging	1,217,457	1,181,882
Fair value assets - hedging	51,062	61,562
Fair value liabilities - hedging	65,172	34,443
Currency forward [member]
Derivatives held-for-trading purposes
Notional amount - trading	21,751,181	34,499,472
Fair value assets - trading	551,964	956,632
Fair value liabilities - trading	637,164	673,932
Cross currency swap and interest rate swap [member]
Derivatives held-for-trading purposes
Notional amount - trading	18,893,219	18,575,756
Fair value assets - trading	845,831	873,371
Fair value liabilities - trading	940,565	1,210,059
Call currency options [member]
Derivatives held-for-trading purposes
Notional amount - trading	71,914	178,414
Fair value assets - trading	269	4,961
Fair value liabilities - trading	306	1,529
Put currency options [member]
Derivatives held-for-trading purposes
Notional amount - trading	57,395	158,672
Fair value assets - trading	1,462	1,076
Fair value liabilities - trading	$ 2,099	$ 2,209